Label	Element	Value
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 1.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.70%
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 559.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 503.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: 580.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.20%)